INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 12,318,836	$ 9,772,854
Intangible assets	(84,823)	(32,656)
Gross deferred tax assets	12,234,013	9,740,198
Valuation allowance	(12,234,013)	(9,740,198)
Net deferred tax assets